Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2019	2018	2017
Net income	$58,957	$82,165	$68,064
Less: Series A Preferred unitholders’ interest in net income	7,200	7,200	5,253
Net income attributable to the unitholders of KNOT Offshore Partners LP	51,757	74,965	62,811
Less: Distributions (2)	72,136	72,136	67,171
Under (over) distributed earnings	(20,379)	2,829	(4,360)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(20,003)	2,777	(4,280)
General Partner	(376)	52	(80)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,694	32,694	30,068
Subordinated unitholders	—	—	—
General Partner	615	615	567
Weighted average units outstanding (diluted) (in thousands):
Common unitholders(4)	32,694	36,370	32,804
General Partner	615	615	567
Earnings per unit (basic)
Common unitholders	$1.554	$2.251	$2.050
General Partner	1.554	2.251	2.046
Earnings per unit (diluted):
Common unitholders (4)	$1.554	$2.217	$2.037
General Partner	1.554	2.251	2.046
Cash distributions declared and paid in the period per unit (5)	$2.080	$2.080	$2.080
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.520	$0.520	$0.520
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)

This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2019, 2018 and 2017 of $2.8 million, $2.8 million and $2.6 million, respectively.

(3)

This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the years ended December 31, 2019, 2018 and 2017 was $2.8 million, $2.8 million and $2.6 million, respectively.

(4)

Diluted weighted average units outstanding for the year ended December 31, 2019 excludes 3.8 million potential common shares relating to the convertible preferred units since the assumed issuance had an anti-dilutive effect on the calculation of diluted earnings per unit.

(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2019.